Acquisitions - Additional Information (Details) $ in Thousands			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 31, 2024 business	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | business			0	0	1
Acquisition related expenses				$ 0	$ 390
Viajanet
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired		100.00%
Purchase price		$ 13,971
Purchase price paid	$ 9,355	9,355
Acquisition related expenses					390
Viajanet | Pro Forma
Business Acquisition [Line Items]
Incremental depreciation and amortization expense					$ 134	$ 268
Viajanet | Maximum
Business Acquisition [Line Items]
Accrued earnout liability		$ 20,000